Madison Short Term Strategic Income ETF
Schedule of Investments
as of March 31, 2024 (Unaudited)

CORPORATE BONDS - 68.5%	Par Value	Value
Communications - 7.0%
Lamar Media Corp. 4.88%, 01/15/2029	$620,000	$597,504
Netflix, Inc. 6.38%, 05/15/2029	1,180,000	1,257,748
Sprint LLC 7.63%, 03/01/2026	1,150,000	1,188,238
VeriSign, Inc. 4.75%, 07/15/2027	1,140,000	1,123,303
Total Communications		4,166,793

Consumer Discretionary - 3.9%
Royal Caribbean Cruises Ltd. 7.50%, 10/15/2027	400,000	421,373
Vail Resorts, Inc. 6.25%, 05/15/2025(a)	1,145,000	1,145,246
Williams Scotsman, Inc. 6.13%, 06/15/2025(a)	748,000	744,522
Total Consumer Discretionary		2,311,141

Consumer Staples - 2.3%
Lamb Weston Holdings, Inc. 4.88%, 05/15/2028(a)	600,000	583,150
Performance Food Group, Inc. 5.50%, 10/15/2027(a)	800,000	785,009
Total Consumer Staples		1,368,159

Energy - 5.2%
Murphy Oil USA, Inc. 5.63%, 05/01/2027	1,175,000	1,163,952
Sunoco LP / Sunoco Finance Corp. 6.00%, 04/15/2027	793,000	789,809
Valero Energy Partners LP 4.50%, 03/15/2028	1,155,000	1,133,944
Total Energy		3,087,705

Financials - 31.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.63%, 10/15/2027	1,033,000	1,007,502
American Express Co. 4.20%, 11/06/2025	920,000	907,103
Bank of America Corp. 3.50%, 04/19/2026	1,318,000	1,278,203
Bank of New York Mellon Corp. 4.60% to 07/26/2029 then SOFR + 1.76%, 07/26/2030	1,023,000	1,004,451
Boston Properties LP 6.75%, 12/01/2027	715,000	742,427
Capital One Financial Corp. 3.80%, 01/31/2028	1,043,000	991,722
Discover Financial Services 4.10%, 02/09/2027	1,348,000	1,301,078
Fifth Third Bancorp 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030	1,063,000	1,023,889
Fiserv, Inc. 3.20%, 07/01/2026	920,000	882,069
Goldman Sachs Group, Inc. 4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	1,243,000	1,215,683
Huntington Bancshares, Inc. 6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	973,000	995,542
Iron Mountain, Inc. 4.50%, 02/15/2031(a)	575,000	518,883
JPMorgan Chase & Co. 4.20% to 07/23/2028 then 3 mo. Term SOFR + 1.52%, 07/23/2029	1,233,000	1,189,463
KeyCorp 4.10%, 04/30/2028	1,028,000	966,549
LPL Holdings, Inc. 4.00%, 03/15/2029(a)	1,150,000	1,057,795
Morgan Stanley 3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029	1,180,000	1,122,970
PNC Financial Services Group, Inc. 5.35% to 12/02/2027 then SOFR + 1.62%, 12/02/2028	1,063,000	1,067,939
RHP Hotel Properties LP / RHP Finance Corp. 7.25%, 07/15/2028(a)	625,000	643,634
SBA Communications Corp., 3.88%, 02/15/2027	713,000	678,711
Total Financials		18,595,613

Health Care - 4.1%
Centene Corp. 4.25%, 12/15/2027	768,000	732,674
HCA, Inc. 5.88%, 02/15/2026	1,150,000	1,155,096
UnitedHealth Group, Inc. 5.25%, 02/15/2028	523,000	532,953
		2,420,723

Industrials - 4.9%
Clean Harbors, Inc. 6.38%, 02/01/2031	625,000	629,535
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029(a)	575,000	526,481
TransDigm, Inc. 6.88%, 12/15/2030(a)	625,000	637,123
United Rentals North America, Inc. 5.50%, 05/15/2027(a)	1,150,000	1,146,178
Total Industrials		2,939,317

Materials - 3.3%
Ball Corp. 4.88%, 03/15/2026	988,000	975,151
Celanese US Holdings LLC 6.17%, 07/15/2027	963,000	981,085
Total Materials		1,956,236

Technology - 6.5%
Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(a)	1,053,000	986,686
CDW LLC / CDW Finance Corp. 4.13%, 05/01/2025	935,000	916,890
Gartner, Inc. 4.50%, 07/01/2028(a)	953,000	907,905
Oracle Corp. 6.15%, 11/09/2029(a)	998,000	1,052,175
Total Technology		3,863,656
TOTAL CORPORATE BONDS (Cost $39,759,905)		40,709,343

ASSET-BACKED SECURITIES - 14.0%
Capital One Financial Corp. Series 2022-A3, Class A, 4.95%, 10/15/2027	100,000	99,620
CarMax Auto Owner Trust Series 2022-3, Class A4, 4.06%, 02/15/2028	500,000	488,527
Chase Auto Owner Trust Series 2023-AA, Class A2, 5.90%, 03/25/2027(a)	466,930	467,857
CNH Equipment Trust
Series 2021-C, Class B, 1.41%, 04/16/2029	735,000	682,878
Series 2023-A, Class A3, 4.81%, 08/15/2028	300,000	298,079
Enterprise Fleet Financing
Series 2022-4, Class A2, 5.76%, 10/22/2029(a)	192,357	192,664
Series 2023-1, Class A2, 5.51%, 01/22/2029(a)	169,724	169,579
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class A4, 0.58%, 01/16/2026	483,685	478,251
Series 2020-3, Class C, 1.37%, 01/16/2026	145,000	143,041
Series 2021-4, Class B, 1.25%, 10/18/2027	975,000	908,408
Hertz Global Holdings, Inc. Series 2021-1A, Class A, 1.21%, 12/26/2025(a)	1,000,000	976,327
Hertz Vehicle Financing LLC Series 2022-1A, Class A, 1.99%, 06/25/2026(a)	150,000	144,641
Honda Auto Receivables Owner Trust Series 2021-3, Class A3, 0.41%, 11/18/2025	282,433	276,672
JPMorgan Chase Bank NA Series 2021-2, Class B, 0.89%, 12/26/2028(a)	53,684	52,731
LAD Auto Receivables Trust Series 2022-1A, Class A, 5.21%, 06/15/2027(a)	439,540	438,380
PHH Arval
Series 2023-1A, Class A1, 5.65%, 05/15/2035(a)	154,613	154,783
Series 2023-2A, Class A1, 6.16%, 10/15/2035(a)	111,349	112,056
Santander Consumer USA Holdings, Inc. Series 2022-2, Class B, 3.44%, 09/15/2027	100,000	98,461
Santander Revolving Auto Loan Trust Series 2019-A, Class C, 3.00%, 01/26/2032(a)	325,000	317,624
Towd point HE Trust Series 2021-HE1, Class A1, 0.92%, 02/25/2063(a)(b)	94,867	90,812
Towd Point Mortgage Trust Series 2024-CES1, Class A1A, 5.85%, 01/25/2064(a)(b)	734,700	735,046
Verizon Master Trust Series 2021-1, Class B, 0.69%, 05/20/2027	1,000,000	992,782
TOTAL ASSET-BACKED SECURITIES (Cost $8,262,479)		8,319,219

U.S. TREASURY SECURITIES - 7.4%
United States Treasury Note/Bond
4.63%, 02/28/2025	1,000,000	995,937
4.25%, 10/15/2025	925,000	917,521
4.63%, 03/15/2026	715,000	714,553
4.13%, 06/15/2026	650,000	643,779
4.13%, 09/30/2027	650,000	645,227
4.88%, 10/31/2028	500,000	512,832
TOTAL U.S. TREASURY SECURITIES (Cost $4,414,325)		4,429,849

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.9%
Commercial Mortgage Pass Through Certificates
Series 2015-CR26, Class A4, 3.63%, 10/10/2048	290,000	280,886
Series 2015-DC1, Class A5, 3.35%, 02/10/2048	100,000	97,931
Federal Home Loan Mortgage Corp.
Series 3187, Class Z, 5.00%, 07/15/2036	79,433	78,637
Series 4037, Class B, 3.00%, 04/15/2027	123,879	120,287
Series 4838, Class VA, 4.00%, 03/15/2036	302,249	296,824
Series K066, Class A2, 3.12%, 06/25/2027	800,000	764,362
Series KJ17, Class A2, 2.98%, 11/25/2025	229,491	224,561
Federal National Mortgage Association
Series 2005-79, Class LT, 5.50%, 09/25/2035	172,496	175,111
Series 2011-31, Class DB, 3.50%, 04/25/2031	149,153	143,458
Series 2011-36, Class QB, 4.00%, 05/25/2031	233,992	228,380
Series 2020-44, Class TI, 5.50%, 12/25/2035(c)	615,744	93,433
Series 2023-29, Class JA, 5.50%, 05/25/2036	656,502	655,996
FREMF Mortgage Trust
Series 2014-K41, Class B, 3.83%, 11/25/2047(a)(b)	250,000	246,385
Series 2015-K44, Class B, 3.72%, 01/25/2048(a)(b)	460,000	451,124
GS Mortgage Securities Corp. II Series 2014-GC24, Class A4, 3.67%, 09/10/2047	256,697	255,590
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,075,083)		4,112,965

U.S. GOVERNMENT AGENCY ISSUES - 0.8%
Federal Farm Credit Banks Funding Corp. 5.48%, 10/02/2028	500,000	503,199
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $500,000)		503,199

MORTGAGE-BACKED SECURITIES - 0.8%
Federal National Mortgage Association
Pool 254904, 5.50%, 10/01/2033	62,783	64,129
Pool 555880, 5.50%, 11/01/2033	106,879	109,169
Pool 890696, 3.00%, 09/01/2030	47,611	45,402
Pool MA0919, 3.50%, 12/01/2031	170,320	163,072
Pool MA2177, 4.00%, 02/01/2035	92,990	89,808
TOTAL MORTGAGE-BACKED SECURITIES (Cost $463,026)		471,580

TOTAL INVESTMENTS - 98.4% (Cost $57,474,818)		$58,546,155
Other Assets in Excess of Liabilities - 1.6%		939,664
TOTAL NET ASSETS - 100.0%		$59,485,819

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $13,715,978 or 23.1% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2024.

(c)	Interest only security.

Notes to Portfolio of Investments (Unaudited)

1. Portfolio Valuation: Madison ETF Trust, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "fund" and collectively, the "funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs") and exchange-traded funds
("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price
("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE"), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s)
on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in
Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying
Fund's NAV.

A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended March 31, 2024, maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of March 31,
2024, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of March 31, 2024, in valuing the funds' investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

Fund	Level 1	Level 2	Level 3	Value at 3/31/2024
Short-Term Strategic Income ETF
Corporate Bonds	$-	$40,709,343	$-	$40,709,343
Asset Backed Securities	-	8,319,219	-	8,319,219
U.S. Treasury Securities	-	4,429,849	-	4,429,849
Collateralized Mortgage Obligations	-	4,112,965	-	4,112,965
U.S. Government Agency Issues	-	503,199	-	503,199
Mortgage Backed Securities	-	471,580	-	471,580
Total	-	58,546,155	-	58,546,155

Aggregate Bond ETF
Mortgage Backed Securities	-	18,107,316	-	18,107,316
Corporate Bonds	-	16,740,812	-	16,740,812
U.S. Treasury Securities	-	12,288,323	-	12,288,323
Asset Backed Securities	-	3,577,959	-	3,577,959
Collateralized Mortgage Obligations	-	1,755,339	-	1,755,339
Total	-	52,469,749	-	52,469,749

Dividend Value ETF
Common Stocks	65,727,894	-	-	65,727,894
Real Estate Investment Trusts	1,564,518	-	-	1,564,518
Total	67,292,412	-	-	67,292,412

Covered Call ETF
Assets
Common Stocks	70,729,120	-	-	70,729,120
Real Estate Investment Trusts	1,679,514	-	-	1,679,514
Total	72,408,634	-	-	72,408,634
Liabilities
Written Options		1,787,411	-	1,787,411
Total	-	1,787,411	-	1,787,411